Annual Fund Operating Expenses - (AllianzIM U.S. Equity Buffer5 ETF) - AllianzIM U.S. Equity Buffer5 ETF	Sep. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.64%

[1]	Other Expenses are estimated for the current fiscal year.